Earnout Shares (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Earnout Shares
Note 9. Earnout Shares
As further discussed in our 2024 Annual Report, upon Closing of the Business Combination, 5,000,000 “Company Earnout Shares” were contingently issuable and 344,828 “Sponsor Earnout Shares” were issued subject to clawback provisions. The Company Earnout Shares and the Sponsor Earnout Shares are collectively referred to as the “Earnout Shares” and are subject to certain vesting provisions.
On January 7, 2025, a total of 344,828 Sponsor Earnout Shares fully vested and were no longer subject to contingencies as the Company’s public stock price had surpassed $11.50 for twenty consecutive days, thereby fulfilling the vesting provision for the Sponsor Earnout Shares. These vesting conditions were not effective on the Company Earnout Shares until 6 months following the Business Combination.
On January 8, 2025, the Company’s Board of Directors formally recognized the creation of the Refinity subsidiary, thereby meeting the milestone two conditions for the Company Earnout Shares. As such, 2,000,000 shares of Common Stock were issued on February 4, 2025 as a result of the satisfaction of the milestone.
The Earnout Shares related to milestone three are liability classified and were fair valued at $4,370 and $14,752 as of June 30, 2025 and December 31, 2024, respectively. The Company recognized a gain of $3,100 and $9,509 in Change in fair value of financial liabilities on the condensed consolidated statements of operations and comprehensive income (loss) for the three and six months ended June 30, 2025 (Successor), respectively.

Note 10. Earnout Shares
Upon Closing of the Business Combination, 5,000,000 Company Earnout Shares were contingently issuable to Innventure Members. Additionally, 344,828 earnout shares were issued to the Sponsor who received consideration in the Business Combination. These shares, referred to as “Sponsor Earnout Shares,” are subject to clawback. The Company Earnout Shares and the Sponsor Earnout Shares are collectively referred to as the “Earnout Shares”.
The Earnout Shares will vest upon the following milestone conditions:
•
40% of the Earnout Shares will vest upon Accelsius having entered into binding contracts providing for revenue for the Company (as defined in the Business Combination Agreement) within 7 years following the Closing (the “Vesting Period”) in excess of $15,000 in revenue (“Milestone One”);

•
40% of the Earnout Shares will vest upon the Company’s formation of a new subsidiary, in partnership with an MNC, as determined using the Innventure LLC’s “DownSelect” process, within the Vesting Period (“Milestone Two”); and

•	20% of the Earnout Shares will vest upon AeroFlexx having received in excess of $15,000 revenue within the Vesting Period (“Milestone Three”).
The Sponsor Earnout Shares have a vesting provision that occurs upon a change of control event or upon the occurrence of the VWAP of the shares of Innventure, Inc. Common Stock exceeding $11.50 per share for at least twenty days in any immediately preceding thirty day period (the “VWAP Completion Event”). These vesting conditions are not effective on the Company Earnout shares until 6 months following the Business Combination.
The Earnout Shares related to Milestone One and Milestone Two were determined to be classified as equity. At Closing, 4,275,862 equity-classified Earnout Shares were fair valued at $46,350, inclusive of 2,137,931 Milestone One shares fair valued at $23,175 and 2,137,931 Milestone Two shares fair valued at $23,175 which are presented in Additional paid-in capital on the consolidated balance sheets.
The Earnout Shares related to Milestone Three are classified as a liability. At Closing, 1,068,966 liability-classified Earnout Shares were fair valued at $11,352 and subsequently fair valued at $14,752 as of December 31, 2024. The Company recognized a loss of $3,400 in Change in fair value of financial liabilities on the consolidated statements of operations and comprehensive income (loss) for the Successor period from October 2, 2024 through December 31, 2024.